LONG-TERM DEBT - Aggregate Principal Maturities (Details) $ in Thousands	Jan. 03, 2021 USD ($)
Debt Disclosure [Abstract]
2021	$ 469
2022	242
2023	204
2024	410,193
Thereafter	0
Total	$ 781,108